INVESTMENT SECURITIES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Accrued interest on investment securities	$ 157,500,000	$ 116,200,000
Debt securities, available-for-sale, accrued interest writeoff	0	0
Debt securities, held-to-maturity, accrued interest, writeoff	0	0
Debt securities, held-to-maturity, allowance for credit loss, excluding accrued interest	0	0
Debt securities, available-for-sale, amortized cost, allowance for credit loss, excluding accrued interest	$ 0	$ 0